Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Short-term investments CNY	Dec. 31, 2012 Short-term investments CNY	Dec. 31, 2011 Short-term investments CNY	Dec. 31, 2013 Equity investments CNY	Dec. 31, 2012 Equity investments CNY	Dec. 31, 2011 Equity investments CNY
Summary of significant accounting policies
Exchange (loss) / gain	$ 1,103,068	6,677,643	3,334,352	(7,994,077)
Foreign currency translation gain (loss)	(7,597,588)	(45,993,516)	(20,112,491)	5,525,927
Convenience exchange rate (RMB to USD)	6.0537	6.0537
Impairment losses on investments
Impairment charges					0	0	0	0	0	0
Period of time used to determine film and television development costs to be written off	3 years	3 years
Film and television costs written off				0
Period included in calculation of Ultimate Revenues	10 years	10 years